CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows (used in)/provided by Operating Activities:
Net (loss)/income	$ 118,560,690	$ 52,270,487	$ (1,753,533)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by Operating activities:
Depreciation and amortization	25,829,713	14,362,828	1,904,963
Amortization and write-off of deferred finance charges	850,244	414,629	599,087
Amortization of other deferred charges	0	0	112,508
Deferred revenue amortization	0	0	(430,994)
Amortization of fair value of acquired charters	409,538	(1,940,000)	0
Interest settled in common stock	0	0	57,773
Amortization and write-off of convertible notes beneficial conversion feature	0	0	532,437
Provision for doubtful accounts	266,732	2,483	37,103
Gain on sale of vessel	(3,222,631)	0	0
Gain on sale of equity securities	(27,450)	0	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	(5,365,359)	(6,924,622)	(1,122,836)
Inventories	1,603,621	(3,722,061)	(571,284)
Due from/to related parties	(11,915,386)	5,254,323	(797,805)
Prepaid expenses and other assets	(4,515,365)	(3,406,066)	(885,828)
Other deferred charges	140,096	(191,234)	26,494
Accounts payable	4,649,549	3,070,287	584,527
Accrued liabilities	2,920,210	1,495,032	625,894
Deferred revenue	(1,343,953)	3,819,708	46,104
Dry-dock costs paid	(5,087,197)	(3,730,467)	(1,308,419)
Net Cash (used in)/provided by Operating Activities	123,753,052	60,775,327	(2,343,809)
Cash flow used in Investing Activities:
Vessel acquisitions (including time charters attached) and other vessel improvements	(76,405,829)	(346,273,252)	(35,472,173)
Advances for vessel acquisition	0	(2,367,455)	0
Net proceeds from sale of vessel	12,641,284	0	0
Purchase of equity securities	(60,750)	0	0
Proceeds from sale of equity securities	88,200	0	0
Net cash used in Investing Activities	(63,737,095)	(348,640,707)	(35,472,173)
Cash flows provided by Financing Activities:
Gross proceeds from issuance of common stock and warrants	0	265,307,807	39,053,325
Common stock issuance expenses	(65,797)	(12,527,747)	(3,710,394)
Proceeds from long-term debt and convertible debentures	77,500,000	97,190,000	9,500,000
Redemption of Series A Preferred Shares	0	(14,400,000)	0
Repayment of long-term debt	(27,543,000)	(6,878,500)	(2,050,000)
Repayment of related party debt	0	(5,000,000)	0
Payment of deferred financing costs	(986,208)	(1,866,615)	(608,985)
Net cash provided by Financing Activities	48,904,995	321,824,945	42,183,946
Net increase in cash, cash equivalents, and restricted cash	108,920,952	33,959,565	4,367,964
Cash, cash equivalents and restricted cash at the beginning of the period	43,386,468	9,426,903	5,058,939
Cash, cash equivalents and restricted cash at the end of the period	152,307,420	43,386,468	9,426,903
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	142,373,151	37,173,736	8,926,903
Restricted cash, current	1,684,269	2,382,732	0
Restricted cash, non-current	8,250,000	3,830,000	500,000
Cash, cash equivalents and restricted cash at the end of the period	152,307,420	43,386,468	9,426,903
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	6,360,170	2,271,525	654,555
Shares issued in connection with the settlement of the $5.0 Million Convertible Debentures	0	0	5,057,773
Unpaid capital raising costs (included in Accounts payable and Accrued Liabilities)	34,000	99,797	0
Unpaid vessel acquisition and other vessel improvement costs (included in Accounts payable and Accrued liabilities)	204,763	1,592,001	657,204
Unpaid advances for vessel acquisitions (included in Accounts payable and Accrued Liabilities)	0	710	0
Unpaid deferred dry-dock costs (included in Accounts payable and Accrued liabilities)	1,850,568	1,113,547	907,685
Unpaid deferred financing costs	$ 25,178	$ 3,980	$ 0